Basis of preparation - Provisions for receivables (Details) - EUR (€) € in Millions	Sep. 30, 2018	Apr. 01, 2018	Mar. 31, 2018
Changes to loss allowance recognised at 1 April 2018:
Recognition of additional allowance on trade and other receivables		€ 264
Release of allowance for trade receivables reclassified to fair value through OCI		(23)
IAS 39
Application of IFRS 9
Loss allowance			€ 1,249
IFRS 15
Changes to loss allowance recognised at 1 April 2018:
Loss allowance on contract assets recognised on adoption of new IFRS standard	€ 34	78
IFRS 9
Application of IFRS 9
Loss allowance	€ 1,524	€ 1,568